9. Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Goods in Transit	$ 2,039	$ 632
Finished goods	9,867	15,208
Total	$ 11,906	$ 15,840